UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of

Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive,

Minneapolis, MN 55416-1297

(Address of principal executive offices) ( Zip code)

Citi Fund Services Ohio, Inc.,

3435 Stelzer Road,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.8%):
12,427,289	AZL Enhanced Bond Index Fund	$135,208,902
2,762,355	AZL International Index Fund	31,960,445
1,372,148	AZL Mid Cap Index Fund	18,359,335
8,522,191	AZL S&P 500 Index Fund, Class 2	66,132,205
1,134,850	AZL Small Cap Stock Index Fund	9,578,130

Total Affiliated Investment Companies (Cost $255,916,518)		261,239,017

Unaffiliated Investment Company (0.1%):
236,464	Dreyfus Treasury Prime Cash Management, 0.00%(a)	236,464

Total Unaffiliated Investment Company (Cost $236,464)		236,464

Total Investment Securities (Cost $256,152,982)(b)—99.9%		261,475,481
Net other assets (liabilities)—0.1%		222,404

Net Assets—100.0%		$261,697,885

Percentages indicated are based on net assets as of September 30, 2011.

(a)	The rate represents the effective yield at September 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
943,201	AZL Allianz AGIC Opportunity Fund	$9,799,858
2,548,937	AZL BlackRock Capital Appreciation Fund	29,899,029
1,061,666	AZL Columbia Mid Cap Value Fund	7,187,478
1,665,281	AZL Columbia Small Cap Value Fund	14,554,558
5,427,094	AZL Eaton Vance Large Cap Value Fund	38,043,927
1,952,822	AZL International Index Fund	22,594,151
1,624,489	AZL Invesco Growth and Income Fund	14,994,036
2,293,451	AZL Invesco International Equity Fund	30,044,203
1,668,576	AZL JPMorgan International Opportunities Fund	21,190,909
3,696,896	AZL JPMorgan U.S. Equity Fund	30,647,268
1,216,924	AZL MFS Investors Trust Fund	15,199,378
562,548	AZL Mid Cap Index Fund	7,526,898
1,999,400	AZL Morgan Stanley Global Real Estate Fund	14,495,649
577,256	AZL Morgan Stanley Mid Cap Growth Fund	7,429,279
1,275,167	AZL NFJ International Value Fund	14,485,895
2,186,600	AZL Russell 1000 Growth Index Fund	21,997,196
3,960,250	AZL Russell 1000 Value Index Fund	36,355,093
1,042,388	AZL Schroder Emerging Markets Equity Fund, Class 2	6,900,609
6,747,129	AZL Strategic Investments Trust	19,701,618
885,403	AZL Turner Quantitative Small Cap Growth Fund	7,065,518
1,638,704	PIMCO PVIT CommodityRealReturn Strategy Portfolio	11,929,766
2,786,398	PIMCO PVIT Global Advantage Strategy Bond Portfolio	27,250,977
3,572,312	PIMCO PVIT High Yield Portfolio	25,434,859
3,407,980	PIMCO PVIT Real Return Portfolio	47,848,042
28,794,437	PIMCO PVIT Total Return Portfolio	319,042,360
3,682,193	PIMCO PVIT Unconstrained Bond Portfolio	36,085,489

Total Affiliated Investment Companies (Cost $823,410,757)		837,704,043

Unaffiliated Investment Company (0.1%):
697,567	Dreyfus Treasury Prime Cash Management, 0.00%(a)	697,567

Total Unaffiliated Investment Company (Cost $697,567)		697,567

Total Investment Securities (Cost $824,108,324)(b)—100.1%		838,401,610
Net other assets (liabilities)—(0.1)%		(514,214)

Net Assets—100.0%		$837,887,396

Percentages indicated are based on net assets as of September 30, 2011.

(a)	The rate represents the effective yield at September 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.7%):
121,630	AZL Allianz AGIC Opportunity Fund	$1,263,740
369,397	AZL BlackRock Capital Appreciation Fund	4,333,027
206,484	AZL Columbia Mid Cap Value Fund	1,397,899
239,105	AZL Columbia Small Cap Value Fund	2,089,782
1,046,645	AZL Eaton Vance Large Cap Value Fund	7,336,978
245,971	AZL International Index Fund	2,845,888
314,730	AZL Invesco Growth and Income Fund	2,904,955
219,542	AZL Invesco International Equity Fund	2,876,003
214,729	AZL JPMorgan International Opportunities Fund	2,727,056
533,791	AZL JPMorgan U.S. Equity Fund	4,425,124
117,282	AZL MFS Investors Trust Fund	1,464,856
104,081	AZL Mid Cap Index Fund	1,392,604
190,951	AZL Morgan Stanley Global Real Estate Fund	1,384,392
111,128	AZL Morgan Stanley Mid Cap Growth Fund	1,430,217
301,970	AZL Russell 1000 Growth Index Fund	3,037,822
638,825	AZL Russell 1000 Value Index Fund	5,864,416
168,753	AZL Turner Quantitative Small Cap Growth Fund	1,346,647
311,346	PIMCO PVIT CommodityRealReturn Strategy Portfolio	2,266,596
521,595	PIMCO PVIT Global Advantage Strategy Bond Portfolio	5,101,196
908,794	PIMCO PVIT High Yield Portfolio	6,470,611
638,084	PIMCO PVIT Real Return Portfolio	8,958,699
7,459,238	PIMCO PVIT Total Return Portfolio	82,648,361
868,074	PIMCO PVIT Unconstrained Bond Portfolio	8,507,128

Total Affiliated Investment Companies (Cost $169,252,273)		162,073,997

Unaffiliated Investment Company (0.0%):
8,915	Dreyfus Treasury Prime Cash Management, 0.00%(a)	8,915

Total Unaffiliated Investment Company (Cost $8,915)		8,915

Total Investment Securities (Cost $169,261,188)(b)—99.7%		162,082,912
Net other assets (liabilities)—0.3%		475,043

Net Assets—100.0%		$162,557,955

Percentages indicated are based on net assets as of September 30, 2011.

(a)	The rate represents the effective yield at September 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
1,114,890	AZL Allianz AGIC Opportunity Fund	$11,583,703
2,237,884	AZL BlackRock Capital Appreciation Fund	26,250,375
1,884,925	AZL Columbia Mid Cap Value Fund	12,760,942
1,859,432	AZL Columbia Small Cap Value Fund	16,251,432
2,366,546	AZL Dreyfus Equity Growth Fund	20,139,304
6,709,997	AZL Eaton Vance Large Cap Value Fund	47,037,082
3,432,076	AZL International Index Fund	39,709,122
2,147,728	AZL Invesco Growth and Income Fund	19,823,530
4,564,189	AZL Invesco International Equity Fund	59,790,880
2,952,075	AZL JPMorgan International Opportunities Fund	37,491,358
4,895,297	AZL JPMorgan U.S. Equity Fund	40,582,013
1,625,951	AZL MFS Investors Trust Fund	20,308,130
496,548	AZL Mid Cap Index Fund	6,643,809
3,533,766	AZL Morgan Stanley Global Real Estate Fund	25,619,800
1,023,577	AZL Morgan Stanley Mid Cap Growth Fund	13,173,440
2,251,802	AZL NFJ International Value Fund	25,580,473
2,273,905	AZL Russell 1000 Growth Index Fund	22,875,484
3,843,339	AZL Russell 1000 Value Index Fund	35,281,852
1,841,937	AZL Schroder Emerging Markets Equity Fund, Class 2	12,193,626
10,234,918	AZL Strategic Investments Trust	29,885,962
795,211	AZL Turner Quantitative Small Cap Growth Fund	6,345,784
1,462,318	PIMCO PVIT CommodityRealReturn Strategy Portfolio	10,645,672
2,513,970	PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,586,628
2,112,547	PIMCO PVIT High Yield Portfolio	15,041,333
2,442,443	PIMCO PVIT Real Return Portfolio	34,291,899
6,586,914	PIMCO PVIT Total Return Portfolio	72,983,006
1,638,317	PIMCO PVIT Unconstrained Bond Portfolio	16,055,511

Total Affiliated Investment Companies (Cost $699,810,439)		702,932,150

Total Investment Securities (Cost $699,810,439)(a)—100.1%		702,932,150
Net other assets (liabilities)—(0.1)%		(566,310)

Net Assets—100.0%		$702,365,840

Percentages indicated are based on net assets as of September 30, 2011.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.9%):
1,893,135	AZL Allianz AGIC Opportunity Fund	$19,669,676
5,165,766	AZL BlackRock Capital Appreciation Fund	60,594,439
3,261,031	AZL Columbia Mid Cap Value Fund	22,077,180
4,174,180	AZL Columbia Small Cap Value Fund	36,482,336
3,610,150	AZL Dreyfus Equity Growth Fund	30,722,377
13,209,240	AZL Eaton Vance Large Cap Value Fund	92,596,771
6,378,175	AZL International Index Fund	73,795,485
3,294,938	AZL Invesco Growth and Income Fund	30,412,278
6,982,316	AZL Invesco International Equity Fund	91,468,342
5,647,909	AZL JPMorgan International Opportunities Fund	71,728,444
9,367,516	AZL JPMorgan U.S. Equity Fund	77,656,709
2,477,284	AZL MFS Investors Trust Fund	30,941,279
1,099,247	AZL Mid Cap Index Fund	14,707,923
6,089,367	AZL Morgan Stanley Global Real Estate Fund	44,147,914
1,759,303	AZL Morgan Stanley Mid Cap Growth Fund	22,642,225
3,897,693	AZL NFJ International Value Fund	44,277,796
4,974,003	AZL Russell 1000 Growth Index Fund	50,038,467
8,584,696	AZL Russell 1000 Value Index Fund	78,807,512
3,157,239	AZL Schroder Emerging Markets Equity Fund, Class 2	20,900,923
17,280,670	AZL Strategic Investments Trust	50,459,557
1,760,967	AZL Turner Quantitative Small Cap Growth Fund	14,052,515
3,332,582	PIMCO PVIT CommodityRealReturn Strategy Portfolio	24,261,196
5,726,394	PIMCO PVIT Global Advantage Strategy Bond Portfolio	56,004,136
7,227,849	PIMCO PVIT High Yield Portfolio	51,462,284
5,521,492	PIMCO PVIT Real Return Portfolio	77,521,752
36,598,456	PIMCO PVIT Total Return Portfolio	405,510,888
5,578,568	PIMCO PVIT Unconstrained Bond Portfolio	54,669,963

Total Affiliated Investment Companies (Cost $1,682,511,208)		1,647,610,367

Unaffiliated Investment Company (0.1%):
1,822,276	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,822,276

Total Unaffiliated Investment Company (Cost $1,822,276)		1,822,276

Total Investment Securities (Cost $1,684,333,484)(b)—100.0%		1,649,432,643
Net other assets (liabilities)—0.0%		(545,087)

Net Assets—100.0%		$1,648,887,556

Percentages indicated are based on net assets as of September 30, 2011.

(a)	The rate represents the effective yield at September 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.8%):
15,019,814	AZL Enhanced Bond Index Fund	$163,415,580
10,336,617	AZL International Index Fund	119,594,662
5,021,720	AZL Mid Cap Index Fund	67,190,618
31,656,582	AZL S&P 500 Index Fund, Class 2	245,655,077
3,907,559	AZL Small Cap Stock Index Fund	32,979,795

Total Affiliated Investment Companies (Cost $658,324,010)		628,835,732

Unaffiliated Investment Company (0.3%):
1,909,991	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,909,991

Total Unaffiliated Investment Company (Cost $1,909,991)		1,909,991

Total Investment Securities (Cost $660,234,001)(b)—100.1%		630,745,723
Net other assets (liabilities)—(0.1)%		(925,045)

Net Assets—100.0%		$629,820,678

Percentages indicated are based on net assets as of September 30, 2011.

(a)	The rate represents the effective yield at September 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust.

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocations they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-ended investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended September 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of September 30, 2011 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

	$1,597,150,810	$1,597,150,810		$1,597,150,810	$1,597,150,810
	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$261,239,017	$—		$—	$261,239,017
Unaffiliated Investment Company	236,464	—		—	236,464

Total Investment Securities	$261,475,481	$—		$—	$261,475,481

AZL Fusion Balanced Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$818,002,425	$19,701,618	(1)	$—	$837,704,043
Unaffiliated Investment Company	697,567	—		—	697,567

Total Investment Securities	$818,699,992	$19,701,618		$—	$838,401,610

AZL Fusion Conservative Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$162,073,997	$—		$—	$162,073,997
Unaffiliated Investment Company	8,915	—		—	8,915

Total Investment Securities	$162,082,912	$—		$—	$162,082,912

AZL Fusion Growth Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$673,046,188	$29,885,962	(1)	$—	$702,932,150

Total Investment Securities	$673,046,188	$29,885,962		$—	$702,932,150

AZL Fusion Moderate Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$1,597,150,810	$50,459,557	(1)	$—	$1,647,610,367
Unaffiliated Investment Company	1,822,276	—		—	1,822,276

Total Investment Securities	$1,598,973,086	$50,459,557		$—	$1,649,432,643

AZL Growth Index Strategy Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$628,835,732	$—		$—	$628,835,732
Unaffiliated Investment Company	1,909,991	—		—	1,909,991

Total Investment Securities	$630,745,723	$—		$—	$630,745,723

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Funds’ Schedules of Portfolio Investments.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of September 30, 2011.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

4. Federal Tax Information

At September 30, 2011, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$256,173,147	8,929,878	(3,627,544)	$5,302,334
AZL Fusion Balanced Fund	$832,039,455	24,580,545	(18,218,390)	6,362,155
AZL Fusion Conservative Fund	$169,491,592	141,404	(7,550,084)	(7,408,680)
AZL Fusion Growth Fund	$746,855,496	39,343,467	(83,266,813)	(43,923,346)
AZL Fusion Moderate Fund	$1,708,957,224	21,305,422	(80,830,003)	(59,524,581)
AZL Growth Index Strategy Fund	$660,323,275	6,686,040	(36,263,592)	(29,577,552)

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date             November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date             November 16, 2011

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date             November 16, 2011